Business Combinations	12 Months Ended
Dec. 31, 2017
Business Combinations
(4)	Business Combinations

On March 1, 2017 (“acquisition date”), the Company completed its acquisition of JNF. The Company acquired 100% of the stock of JNF for a total consideration of $201 million in cash. As a result of the acquisition, JNF and its subsidiaries became wholly-owned subsidiaries of Nationwide. JNF, based in Louisville, Kentucky, is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNF’s wholly-owned subsidiaries include Jefferson National Life Insurance Company (“JNL”), Jefferson National Life Insurance Company of New York (“JNLNY”) and Jefferson National Securities Corporation (“JNSC”). JNL and JNLNY are licensed to underwrite both fixed and variable annuity products. JNSC is a registered broker-dealer.

The following table summarizes the consideration paid for JNF and the fair values of the assets acquired and liabilities assumed as of the acquisition date:

(in millions)
Assets
Total investments	$512
Cash and cash equivalents	15
Accrued investment income	4
Reinsurance recoverables, net of allowance[1]	487
Goodwill[1]	69
Other intangibles[1,2]	80
Other assets	6
Separate account assets	4,349

Total assets acquired	$5,522

Liabilities
Future policy benefits and claims	$696
Long-term debt	95
Other liabilities	181
Separate account liabilities	4,349

Total liabilities assumed	$5,321

Total consideration	$201

[1]	Included in other assets in the consolidated balance sheets.
[2]	Primarily includes valuation of business acquired.

As a result of the JNF acquisition, the Company recorded goodwill representing the excess of the fair value of consideration exchanged over the fair value of tangible assets acquired, liabilities assumed and separately identified intangible assets.

The determination of fair value of the assets acquired, liabilities assumed and purchase consideration reflects the Company’s best estimates and assumptions. The Company is in the process of finalizing valuations of certain intangible assets as integration efforts of JNF are not yet completed; thus, the provisional measurements of intangible assets and goodwill are subject to change.

The following table presents unaudited financial information regarding JNF operations included in the Company’s consolidated statements of operations from the acquisition date to the period ending December 31, 2017. The following table also presents unaudited pro forma information as if JNF had been included in the consolidated results of the Company for the entire years ended December 31, 2017, 2016 and 2015. The pro forma information combines the historical consolidated results of the Company and JNF for the periods presented.

	Actual from acquisition date through	Pro forma for twelve months ended December 31,
(in millions)	December 31, 2017	2017	2016	2015
Revenue	$26	$5,619	$5,072	$5,113
Net Income (Loss)	(6)	1,310	783	935